Management Of Financial Risks And Financial Instruments - Summary Of Sensitivity Analysis (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Sensitivity analysis increase decrease in one percent	R$ (3,581)	R$ (93)
Sensitivity analysis increase decrease in twenty five percent	(173,542)	(25,565)
Sensitivity analysis increase decrease in fifty percent	(460,503)	(36,161)
Prefixed Member | Interest rate risk [member]
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Sensitivity analysis increase decrease in one percent	(907)	(559)
Sensitivity analysis increase decrease in twenty five percent	(163,057)	(11,441)
Sensitivity analysis increase decrease in fifty percent	(445,866)	(22,881)
Exchange Coupons Member | Currency risk [member]
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Sensitivity analysis increase decrease in one percent	(67)	(9)
Sensitivity analysis increase decrease in twenty five percent	570	(5,764)
Sensitivity analysis increase decrease in fifty percent	(854)	(11,529)
Foreign Currencies [member] | Exchange Rates [member]
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Sensitivity analysis increase decrease in one percent	(2,102)	(386)
Sensitivity analysis increase decrease in twenty five percent	(1,493)	(978)
Sensitivity analysis increase decrease in fifty percent	43,908	(5,027)
PriceIndexes Member | Inflation Coupon Rates Member
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Sensitivity analysis increase decrease in one percent	(63)	(16)
Sensitivity analysis increase decrease in twenty five percent	(782)	(798)
Sensitivity analysis increase decrease in fifty percent	(301)	(1,597)
Shares [member] | Shares Prices Member
Disclosure of Financial Liabilities In to Groupings Based on Their Contractual Maturities [Line Items]
Sensitivity analysis increase decrease in one percent	(442)	877
Sensitivity analysis increase decrease in twenty five percent	(8,780)	(6,584)
Sensitivity analysis increase decrease in fifty percent	R$ (57,390)	R$ 4,873